Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Income Tax Expense (Recovery)
A summary of the Company’s income tax expense (recovery) is as follows:
Income tax recognized in net earnings is comprised of the following:

	Years Ended December 31

(in thousands)	2021	2020

Current income tax expense (recovery)	$(7,117)	$(4,606)

Deferred income tax expense (recovery) related to:

Origination and reversal of temporary differences	$65,866	$14,546

Write down (reversal of write down) or recognition of prior period temporary differences	(59,018)	(12,415)

Total deferred income tax expense (recovery)	$6,848	$2,131

Income tax expense (recovery) recognized in net earnings	$(269)	$(2,475)

Schedule of Income Tax Recognized as Component of OCI
Income tax recognized as a component of OCI is comprised of the following:

	Years Ended December 31

(in thousands)	2021	2020

Income tax expense (recovery) related to LTIs - common shares held	$2,314	$1,866

Schedule of Income Tax Recognized Directly in Equity	Income tax recognized directly in equity is comprised of the following:

	Years Ended December 31

(in thousands)	2021	2020

Income tax expense (recovery) recognized in equity	$(1,811)	$820

Schedule of Provision for Income taxes
The provision for income taxes differs from the amount that would be obtained by applying the statutory income tax rate to consolidated earnings before income taxes due to the following:

	Years Ended December 31

(in thousands)	2021	2020

Earnings before income taxes	$754,616	$505,329

Canadian federal and provincial income tax rates	27.00%	27.00%

Income tax expense (recovery) based on above rates	$203,746	$136,439

Non-deductible stock based compensation and other	1,549	3,057

Differences in tax rates in foreign jurisdictions	(151,037)	(134,206)

Current period unrecognized temporary differences	4,491	4,650

Write down (reversal of write down) or recognition of prior period temporary differences	(59,018)	(12,415)

Income tax expense (recovery)	$(269)	$(2,475)

Deferred Income Tax Assets and Liabilities Recognized	The movement in deferred income tax assets and liabilities for the years ended December 31, 2021 and December 31, 2020, respectively, is shown below:

	Year Ended December 31, 2021

Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance

Deferred tax assets

Non-capital loss carryforward 1	$5,894	$967	$-	$106	$6,967

Capital loss carryforward	761	-	(761)	-	-

Other 2	5,500	(4,175)	-	-	1,325

Deferred tax liabilities

Interest capitalized for accounting	(87)	-	-	-	(87)

Debt financing fees 3	(728)	(9)	-	-	(737)

Unrealized gains on long-term investments	(7,808)	20	7,618	-	(170)

Mineral stream interests 4	(3,532)	(3,766)	-	-	(7,298)

Foreign withholding tax	(214)	114	-	-	(100)

Total	$(214)	$(6,849)	$6,857	$106	$(100)

1)	As at December 31, 2021, the Company had recognized the tax effect on $26 million of non-capital losses against deferred tax liabilities.
2)	Other includes capital assets, cobalt inventory, charitable donation carryforward and PSU and pension liabilities.
3)
Debt and share financing fees are deducted over a five year period for Canadian income tax purposes. For accounting purposes, debt financing fees are deducted over the term of the credit facility and share financing fees are charged directly to issued capital.

4)
The Company’s position, as reflected in its filed Canadian income tax returns and consistent with the terms of the PMPAs, is that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding (where applicable to an agreement), and the cash cost thereafter. For accounting purposes, the cost of the mineral stream interests is depleted on a unit-of-production
basis as described in Note 4.2.

	Year Ended December 31, 2020

	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance
Recognized deferred income tax assets and liabilities

Deferred tax assets

Non-capital loss carryforward	$8,756	$(2,077)	$-	$(785)	$5,894

Capital loss carryforward	8,953	(4,733)	(3,459)	-	761

Other	694	4,806	-	-	5,500

Deferred tax liabilities

Interest capitalized for accounting	(87)	-	-	-	(87)

Debt and share financing fees	(711)	18	-	(35)	(728)

Unrealized gains on long-term investments	(14,073)	(79)	6,344	-	(7,808)

Mineral stream interests	(3,532)	-	-	-	(3,532)

Foreign withholding tax	(148)	(66)	-	-	(214)

Total	$(148)	$(2,131)	$2,885	$(820)	$(214)

Schedule of Deferred Income Tax Assets Unrecognized
Deferred income tax assets in Canada not recognized are shown below:

	December 31	December 31

(in thousands)	2021	2020

Non-capital loss carryforward 1	$19,293	$26,313

Mineral stream interests	41,642	96,646

Other	8,149	2,296

Kutcho Convertible Note	901	1,330

Unrealized losses on long-term investments	9,593	5,125

Total	$79,578	$131,710

1)	As at December 31, 2021, the Company had not recognized the tax effect on $71 million of non-capital losses as a deferred tax asset.